Intangible Assets - Details Of Intangible Assets (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	₩ 996,842	$ 772,147	₩ 849,114	₩ 785,386	₩ 792,077
Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	2,754,459		2,447,551
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(1,721,058)		(1,561,571)
Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(36,559)		(36,866)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	445,093		397,527	345,449	334,290
Goodwill | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	445,093		397,527
Goodwill | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	0		0
Goodwill | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	0		0
Industrial property rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	509		643	723	709
Industrial property rights | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	2,292		2,219
Industrial property rights | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(1,783)		(1,576)
Industrial property rights | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	0		0
Development costs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	242,091		212,627	207,708	208,873
Development costs | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	859,678		754,031
Development costs | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(617,587)		(541,404)
Development costs | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	0		0
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	253,156		192,373	193,182	205,445
Other intangible assets | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	1,388,397		1,244,516
Other intangible assets | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(1,101,688)		(1,018,591)
Other intangible assets | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(33,553)		(33,552)
Membership deposit
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	47,851		42,917	37,607	36,091
Membership deposit | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	50,857		46,231
Membership deposit | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	0		0
Membership deposit | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(3,006)		(3,314)
Construction in progress
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	8,142		3,027	₩ 717	₩ 6,669
Construction in progress | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	8,142		3,027
Construction in progress | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	0		0
Construction in progress | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	₩ 0		₩ 0